Investment Strategy	Oct. 28, 2026
FIS Christian Stock Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”). Under normal circumstances, the Fund invests in equity securities, including common stock and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of international and domestic issuers. The Fund may seek to meet its investment objective by directly investing in equity securities. To achieve its objective, the Fund seeks to outperform the MSCI ACWI Index (the “Benchmark”).

In determining whether an issuer is a non-U.S. issuer, Faith Investor Services, LLC (the “Adviser”) will consider whether the issuer:

●	has a class of securities whose principal securities market is outside the U.S.;

●	has its principal office outside the U.S.; or

●

is otherwise determined to be economically tied to a country outside the U.S. by the Adviser in its discretion (e.g., using classifications assigned by third parties, including an issuer’s “country of risk” as determined by MSCI Global Industry Classification Standards or the classifications assigned to a company by the Fund’s benchmark index provider).

The assets of the Fund are managed by the Adviser, which employs an “active management” investment strategy in seeking to achieve the Fund’s investment objective. The Adviser first applies a quantitative analysis to the investable global universe to identify high-quality issuers that meet growth at a reasonable price (GARP) investment criteria. The Adviser next applies a values-based assessment aligned with Christian values (the “Christian Values Assessment”) to the issuers that pass the quantitative analysis to further narrow the universe of securities eligible for investment. Only issuers that pass the entire assessment are then evaluated through the Adviser’s fundamental research, which includes both qualitative and financial analysis, to identify issuers that have attractive risk versus characteristics relative to their intrinsic value range. The portfolio is constructed with considerations relative to the sector and regional weights of the Benchmark to ensure broad diversification. The fund’s portfolio managers monitor index weights and seek to maintain broad diversification on a consistent basis. The Fund will not buy or continue to hold a security issued by an issuer if, in the opinion of the Adviser, the issuer no longer has a valid investment thesis or no longer passes the Christian Values Assessment. The Fund at a minimum will, under normal market conditions, invest 80% or more of its assets (net assets plus any borrowings for investment purposes, if any) in stocks that pass the Christian Values Assessment. In applying the Christian Values Assessment, the Adviser utilizes its own research in combination with one or more assessment tools from third-party Christian value assessment resources. These ethical assessment tools apply methodologies aligned with Christian values to exclude, for example, issuers involved with producing abortion drugs or media companies involved in pornography.

The Adviser evaluates issuer, industry, and macro-economic opportunities and risks that are likely to be relevant over the investment horizon, identifies geopolitical issues and applies scenario analysis in order to establish the likely intrinsic range of issuers approved for investment. The Fund can purchase both domestic and foreign securities to add further flexibility for risk management. As part of its strategy, the Adviser has the ability to raise up to 20% in cash or cash equivalents should its indicators begin to show shifts in the macroeconomic landscape, that valuations are at extreme levels, that company fundamentals deteriorate, or if the stock markets experience unexpected events that have a great and broad market impact. Furthermore, if a stock price falls materially from cost, the position would be analyzed and reviewed by the Adviser’s investment committee and that committee would decide whether to continue to hold or sell the stock. In addition, the Fund in certain adverse market, economic, political or other conditions may temporarily depart from its normal investment policies and strategies. At such times, the Fund may invest in cash or cash equivalents. Under such circumstances, the Fund may invest up to 100% of its assets in these investments and may do so for extended periods of time. To the extent that the Fund invests in money market instruments or other investment companies, shareholders of the Fund would indirectly pay both the Fund’s expenses and the expenses relating to those other investment companies with respect to the Fund’s assets invested in such investment companies. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

The Adviser applies the Christian Values Assessment to eliminate issuers whose businesses engage in activities that are not aligned with such values including issuer involved with abortion, contraception, embryonic stem cell research/human cloning, human rights violations, or who produce pornography, alcohol, tobacco, armaments that are unguided or indiscriminate, gambling equipment or software, betting establishments, or other activities that conflict with Christian values. The Adviser determines whether each and every issuer prior to its addition to the Fund’s investment portfolio has the required Christian values by its own diligence processes.

The Adviser monitors the policies and practices of the issuers selected for the Fund for various issues contemplated by Christian values. If the Adviser determines, through the Christian Values Assessment based on third-party and internal factors and its own fundamental due diligence, that the Fund is invested in an issuer whose policies and practices are inconsistent with these Christian values, it may sell the issuer’s securities or otherwise exclude future investments in that issuer. As a result, the Fund may have to sell a security at a time when it would be disadvantageous to do so. The Fund may perform differently than other funds that do not invest within Christian values guidelines.

The Fund may invest in issuers of any market capitalization located anywhere in the world, including issuers located in emerging markets. The Fund will generally invest in issuers whose market capitalization is greater than $1 billion. The Fund typically will invest in 30 to 80 portfolio issuers. Foreign securities in which the Fund may invest may or may not be U.S. dollar-denominated.

The Fund has the ability to buy and sell call and put options on indexes and individual securities which are the most correlated to the Fund’s underlying equity holdings. The options overlay seeks to potentially provide a measure of downside protection (i.e., options strategies implemented in an attempt to mitigate a decrease in the value of the Fund’s investment portfolio) and an additional component to the Fund’s risk management. The options overlay will be actively managed by the Adviser and will adapt to both changing market environments and shifts in the underlying equity holdings of the Fund.

The Fund also has the ability to buy and sell futures contracts, including currency futures, equity index futures, and individual security futures. Futures may be used for hedging purposes and risk management and may provide a cost-efficient alternative to investing directly in securities or using options to manage the Fund’s currency and market exposure. The futures strategy will be actively managed by the Adviser and will adapt to both changing market environments and shifts in the underlying equity holdings of the Fund.

Vident Advisory, LLC d/b/a Vident Asset Management serves as the trading sub-adviser for the Fund and is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions.

Strategy Portfolio Concentration [Text]	The Fund at a minimum will, under normal market conditions, invest 80% or more of its assets (net assets plus any borrowings for investment purposes, if any) in stocks that pass the Christian Values Assessment.
FIS Bright Portfolios Focused Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that invests primarily in equity securities of large capitalization companies. Under normal circumstances, the Fund will invest at least 80% of its assets, plus the amount of any borrowings for investment purposes, in equity securities. Bright Portfolios, LLC (the “Sub-Adviser”), the Fund’s sub-adviser, is responsible for the day-to-day management of the Fund’s portfolio.

The Sub-Adviser manages the Fund using its proprietary integrated research methodology (the “Common Good Process”). The Common Good Process evaluates every potential investment candidate through one integrated analysis: i) an elimination framework that applies a values-based exclusion screen before any financial analysis; ii) a stakeholder evaluation consisting of a multi-dimensional evaluation of how an entity treats its stakeholders; and iii) an assessment of business quality, valuation, and the direction of earnings. An entity must clear the Common Good Process and earn the Sub-Adviser’s conviction across these dimensions to be held by the Fund. The Elimination Framework is the only exclusionary screen applied by the Sub-Adviser. The components of the Common Good Process are applied in the following order: an entity must first pass the Elimination Framework; entities that pass are then evaluated through the Stakeholder Evaluation; and entities are then evaluated for quality, valuation, and the direction of earnings.

The Elimination Framework

In selecting investments for the Fund from a universe of equity securities, the Sub-Adviser first applies values-based exclusionary screening that eliminates companies whose revenue derives from business activities the Sub-Adviser has determined are inconsistent with its values-based investment criteria, including activities that destroy human life, that exploit addiction or financial desperation, or that treat persons or essential common goods as commodities. The screen is applied on the basis of a company’s revenue rather than its internal practices, and no revenue materiality thresholds are applied: a company deriving revenue from an excluded activity is not eligible for investment. The specific business activities subject to exclusion, and the scope of each exclusion, are determined by the Sub-Adviser, are documented in its investment process records, and may change over time. This screening policy is not a fundamental policy of the Fund and may be changed without shareholder approval.

Stakeholder Evaluation

Entities that pass the Elimination Framework are evaluated across the Sub-Adviser’s multi-dimensional stakeholder impact framework, assessing how an entity treats its employees, customers, supply chain, communities, and the natural environment. This evaluation draws on research compiled from multiple third-party data sources and is maintained on an ongoing basis. The Stakeholder Evaluation does not apply minimum thresholds and is not used to exclude an entity from the Fund’s investable universe. Instead, the evaluation results in a score for each entity that the Sub-Adviser considers together with the other components of the Common Good Process; an entity with a lower Stakeholder Evaluation score is less likely to be selected for inclusion in the Fund’s portfolio.

Quality, Valuation, and the Direction of Earnings

Entities that pass the Elimination Framework and have been evaluated through the Stakeholder Evaluation are then evaluated on the quality of the underlying business, what it is worth, and the direction of its earnings. The Sub-Adviser uses proprietary models to assess earnings momentum, business quality, and valuation. Model-driven analysis identifies investment opportunities; fundamental research — evaluating competitive position, capital allocation, management quality, and industry structure — determines whether the Sub-Adviser has conviction in them.

The result is a focused portfolio consisting of a specified number of holdings. Under normal circumstances, the Fund holds approximately 40 to 60 equity securities. The Fund does not concentrate its investments (i.e., invest more than 25% of its total assets) in any particular industry or group of industries.

The portfolio is regularly monitored to avoid any over-exposure to any single stock or industry which helps to achieve the benefits of diversification. The Sub-Adviser regularly monitors and reassesses the policies, practices, and financial characteristics of the entities held by the Fund for compliance with the Sub-Adviser’s proprietary framework. The Sub-Adviser may sell an entity’s securities or otherwise exclude future investments in such entity. As a result, the Fund may have to sell a security at a time when it would be disadvantageous to do so. The Fund may perform differently than other funds that do not invest within Christian values guidelines. The Sub-Adviser may also sell a stock for the following reasons: (i) if the stock experiences extreme price movements, (ii) if the stock exhibits weak performance relative to its peers and prospects for valuation expansion have declined, and/or (iii) for risk management. The Fund may also sell a stock if its price falls materially from cost and the Sub-Adviser determines, based on its fundamental research, the entity’s prospects for valuation expansion have declined.

The Fund may invest up to 10% of its assets in cash and cash equivalents, including money market funds and other short-term fixed income investments, in seeking to protect principal, or when, in the Sub-Adviser’s opinion, there are not sufficient investment opportunities. As an alternative to holding cash or cash equivalents, the Sub-Adviser may invest the Fund’s assets in shares of other investment companies, including open-end and closed-end funds and ETFs (collectively, “Underlying Funds”) in order for the Fund to be more fully invested.

The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

Vident Advisory, LLC d/b/a Vident Asset Management serves as the trading sub-adviser for the Fund and is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its assets, plus the amount of any borrowings for investment purposes, in equity securities.
Arimathea Catholic Core Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

Arimathea (the “Sub-Adviser”) actively manages the Fund and selects for the Fund investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related fixed-income securities (such as U.S. Government Sponsored Enterprises (“GSEs”)), including corporate issuers and U.S. Treasuries, government agency bonds, investment-grade corporate bonds, mortgage-backed securities (MBS) and asset-backed securities (ABS). Under normal circumstances, at least 80% of the value of the Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in Catholic aligned fixed-income securities, including international fixed-income securities, that meet the Socially Responsible Investment Guidelines for the United States Conference of Catholic Bishops and Mensuram Bonam.

The fixed-income securities selected by the Sub-Adviser may include entities domiciled domestically or internationally (including in emerging markets), and may include common stocks, ordinary shares, depositary receipts representing interests in non-U.S. entities, and tracking stocks. The Fund will not concentrate its investments in any particular industry.

The Sub-Adviser seeks results similar to the performance of the Bloomberg U.S. Aggregate Bond Index (the “Benchmark Index”), selecting and holding only those bonds in the Benchmark Index that are Catholic aligned. The Sub-Adviser first screens the Benchmark Index using a proprietary selection methodology that is designed to identify those bond issuers that meet its determination of Catholic aligned based upon the Socially Responsible Investment Guidelines for the United States Conference of Catholic Bishops and Mensuram Bonam, a faith-based framework for Catholic investors (“Catholic Faith-Based Guidelines”). This screen is designed to exclude bond issuers that are involved with abortion, contraception, embryonic stem cell research/human cloning, human rights violations, or that produce pornography, tobacco, armaments that are unguided or indiscriminate, gambling equipment or software, betting establishments, or other activities that conflict with the Catholic Faith-Based Guidelines.

Next, the Sub-Adviser employs an actively managed investment process regarding the subset of bonds in the Benchmark Index that meet the Catholic Faith-Based Guidelines in an attempt to match the performance of the Benchmark Index in terms of duration, sector allocation and other metrics. For example, the Fund’s duration positioning will be consistent with the Benchmark Index’s duration positioning. Such adjustments to the Fund’s portfolio ordinarily will be made at the times when the Benchmark Index is rebalanced.

The Fund does not impose independent maximum limits on the maturity or duration of its portfolio investments. However, the Fund’s portfolio will generally be constructed from securities consistent with the Benchmark Index universe, which generally includes securities with at least one year remaining to maturity, weighted average maturity, or remaining average life, as applicable. The Sub-Adviser expects to manage the Fund’s duration positioning so that it is generally consistent with the duration positioning of the Benchmark Index, subject to the application of the Fund’s Catholic Faith-Based Guidelines. The Fund does not have a geographic concentration limit; however, because the Benchmark Index is designed to measure the U.S. dollar-denominated, investment-grade, fixed-rate taxable bond market, the Fund’s portfolio is expected to be substantially U.S.-focused. The Fund may invest in securities of non-U.S. domiciled issuers, including emerging market issuers, to the extent such securities otherwise satisfy the Fund’s investment criteria as outlined by the Catholic Faith-Based Guidelines and are consistent with the Benchmark Index universe.

The Sub-Adviser conducts ongoing monitoring of securities held in the Fund’s portfolio to assess whether each such continue to meet the Fund’s requirements regarding the Catholic Faith-Based Guidelines. If the Sub-Adviser determines that a portfolio security no longer meets these requirements, the Sub-Adviser will evaluate the position and may seek to sell or otherwise exit the investment within a reasonable period of time, taking into consideration market conditions and the best interests of the Fund and its shareholders. The Sub-Adviser may sell fixed-income securities in the Fund’s portfolio any time it learns that the issuer issuing such securities has policies and practices are inconsistent with the Catholic Faith-Based Guidelines, which may be at a time when it would be disadvantageous to do so. The Fund may perform differently than other funds that do not invest within the Catholic Faith-Based Guidelines.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the value of the Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in Catholic aligned fixed-income securities, including international fixed-income securities, that meet the Socially Responsible Investment Guidelines for the United States Conference of Catholic Bishops and Mensuram Bonam.
FIS Bright Portfolios Core Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that invests primarily in investment-grade corporate debt. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investment-grade securities. The corporate bonds in which the Fund may invest include a mix of government obligations (including U.S., state, and local governments, their agencies and instrumentalities); mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other similar instruments or securities believed to have debt-like characteristics. Government securities, if any, are held on a secondary, opportunistic basis. Bright Portfolios, LLC (the “Sub-Adviser”) manages the Fund using the Elimination Framework, Portfolio Construction, and Hold-to-Maturity Approach, which are components of its proprietary investment process (the “Common Good Process”). The Common Good Process is applied only to corporate issuers. The Sub-Adviser does not apply the Common Good Process to government securities; instead, the Sub-Adviser evaluates government securities on the basis of the credit quality of the issuing government.

The Elimination Framework

The Fund applies a single exclusionary screen, the Elimination Framework. Only issuers that pass the Elimination Framework are eligible for selection through Portfolio Construction. In selecting investments for the Fund, the Sub-Adviser first applies values-based exclusionary screening that eliminates companies whose revenue derives from business activities the Sub-Adviser has determined are inconsistent with its values-based investment criteria, including activities that destroy human life, that exploit addiction or financial desperation, or that treat persons or essential common goods as commodities. The screen is applied on the basis of a company’s revenue rather than its internal practices, and no revenue materiality thresholds are applied: a company deriving revenue from an excluded activity is not eligible for investment. The specific business activities subject to exclusion, and the scope of each exclusion, are determined by the Sub-Adviser, are documented in its investment process records, and may change over time. This screening policy is not a fundamental policy of the Fund and may be changed without shareholder approval.

Portfolio Construction — Bond Ladder

The Fund is structured as a bond ladder with staggered maturities. The Sub-Adviser expects the ladder typically to consist primarily of investment-grade corporate bonds, but may include any of the other fixed-income securities in which the Fund may invest when the Sub-Adviser believes market conditions warrant. The ladder is typically constructed using securities with maturities ranging from approximately one to ten years, generally targeting approximately one year between maturity dates, and approximately 80 to 120 holdings in total. The Sub-Adviser may purchase securities with maturities longer than ten years when it believes market conditions warrant. Holdings are selected from among eligible issuers based on credit quality, duration, yield, and portfolio fit, with a focus on investment-grade corporate credit.

Hold-to-Maturity Approach

The Fund generally intends to hold bonds to maturity. When bonds mature, proceeds are reinvested, typically at the longer end of the maturity spectrum. The Sub-Adviser has discretion to reinvest proceeds of maturing bonds at shorter maturities when market conditions warrant.

The Sub-Adviser also conducts ongoing monitoring of issuers held in the Fund’s portfolio to assess whether they continue to meet the Fund’s requirements of the Common Good Process. If the Sub-Adviser determines that a portfolio issuer no longer meets these requirements, the Sub-Adviser will evaluate the position and may seek to sell or otherwise exit the investment within a reasonable period of time, taking into consideration market conditions and the best interests of the Fund and its shareholders.

The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

Vident Advisory, LLC d/b/a Vident Asset Management serves as the trading sub-adviser for the Fund and is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investment-grade securities.
FIS Faith Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund will invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in biblically aligned fixed-income securities. The Fund employs an opportunistic credit strategy focused on security selection across corporate debt, securitized products (including asset-backed securities (“ABS”), mortgage-backed securities (“MBS”), collateralized loan obligations (“CLOs”), and similar instruments), and non-U.S. sovereign and agency bonds, with securitized products. Asterozoa Capital Management, LLC (the “Sub-Adviser”) actively manages the Fund by utilizing macroeconomic, quantitative, and fundamental research in an attempt to generate alpha that diversifies the traditional investment portfolio. The Sub-Adviser is responsible for fixed income security selection and for the Fund’s derivatives strategy.

The Sub-Adviser selects the fixed income securities based on fundamental, bottom-up research. Bottom-up research refers to the Sub-Adviser’s evaluation of individual issuers based on entity fundamentals, financial condition, and market positioning (as opposed to top-down approach which relies primarily on a macroeconomic or sector-wide focus). In its bottom-up research, the Sub-Adviser develops an internal rating and outlook on biblically aligned securities. The Fund does not apply specific credit quality criteria, instead, the Sub-Adviser considers credit quality, including ratings assigned by rating services and its own internal credit assessment, as one factor in its bottom-up research.  The Sub-Adviser may sell an investment if the issuer’s credit quality  or other fundamental characteristic declines, if the investment does not perform as expected, or to adjust the asset allocation or when it believes a different investment presents a more attractive risk return opportunity. The Fund targets fixed income securities with varied maturities, durations, and quality requirements. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “five years” means that a security’s or portfolio’s price would be expected to decrease by approximately 5% with a 1% increase in interest rates (assuming a parallel shift in yield curve). Maturity is the period during which its owner will receive interest payments on the investment. With respect to a bond’s quality, the Sub-Adviser references the grade given to a bond by a rating service that indicates its credit quality. The rating takes into consideration a bond issuer’s financial strength or its ability to pay a bond’s principal and interest in a timely fashion.

The Fund may use derivatives, such as futures, foreign exchange derivatives, options, and swaps, to increase or decrease its exposure to changing security prices or other factors that affect security values, to enhance income, to hedge against certain risks, or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to a market.

The Sub-Adviser identifies biblically aligned securities whose products, processes, and priorities align with Christian values and positively impact the world. The Sub-Adviser strives to construct and maintain a portfolio that avoids investments in issuers that manufacture or distribute products or services or otherwise engage in activities that the Sub-Adviser believes conflict or are inconsistent with Christian values, such as abortion, embryonic stem cell research/human cloning, human rights violations, pornography, alcohol, tobacco, and/or gambling. The Sub-Adviser applies a single values-based screen to identify biblically aligned securities. If, through this screen, the Sub-Adviser determines that an issuer’s activities conflict with biblically aligned values, the issuer’s securities will be excluded from consideration for investment by the Fund. Only securities that pass this screen are then evaluated through the Sub-Adviser’s bottom-up fundamental research described above.

The Sub-Adviser also conducts ongoing monitoring of securities held in a Fund’s portfolio to assess whether they continue to meet the Fund’s requirements regarding biblically aligned values. If the Sub-Adviser determines that a portfolio issuer no longer meets these requirements, the Sub-Adviser will evaluate the position and may seek to sell or otherwise exit the investment within a reasonable period of time, taking into consideration market conditions and the best interests of the Fund and its shareholders.

The Fund may invest up to 10% of its assets in cash and cash equivalents, including money market funds and other short-term fixed income investments, in seeking to protect principal, or when, in the Sub-Adviser’s opinion, there are not sufficient investment opportunities.

The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

Vident Asset Management serves as the trading sub-adviser for the Fund and is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions.

Strategy Portfolio Concentration [Text]	The Fund will invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in biblically aligned fixed-income securities.
FIS Tactical Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund or ETF. Under normal circumstances, the Fund invests in equity securities, including common stock and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of domestic and international companies, including companies located in emerging markets. The Fund’s tactical investment approach is based on proprietary analysis by the Faith Investor Services, LLC (the “Adviser”) of macroeconomic events, changing market breadth and volatility, among other factors. To the extent that the Fund invests in securities of foreign issuers, it generally will invest in ADRs and GDRs. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity. In addition to large capitalization securities, the Fund may invest in small and mid-capitalization companies.

The Adviser employs a tactical active management investment strategy in seeking to achieve the Fund’s investment objective. The strategy first uses a quantitative screen on the investable global equity market looking at five key metrices: financial health, earnings trends, historical valuation, relative strength, and risk of each company. The strategy next applies a Christian values overlay to establish the universe of securities eligible for investment. The strategy then combines fundamental research and qualitative analysis, to identify companies that have above-average investment potential. The portfolio is constructed with considerations relative to the sector and regional weights of S&P 500 Total Return Index, the Fund’s benchmark index (the “Benchmark”) in an attempt to ensure broad diversification. After identifying the universe of potentially eligible securities based on the Fund’s quantitative screens in combination with its Christian values overlay, the Adviser evaluates how the Fund’s sector exposures and regional exposures compare with those of the Benchmark, and the broader investable global equity market. The Adviser seeks to identify biblically aligned companies. If, through its screening process, the Adviser determines that a company’s activities conflict with biblically aligned companies, the company will be excluded from consideration for investment by the Fund.

The Adviser also conducts ongoing monitoring of the companies held in the Fund’s portfolio to assess whether they continue to meet the Fund’s requirements regarding biblically aligned companies. If the Adviser determines that a portfolio company no longer meets these requirements, the Adviser will evaluate the position and may seek to sell or otherwise exit the investment within a reasonable period of time, taking into consideration market conditions and the best interests of the Fund and its shareholders.

The Fund’s investment objective is a non-fundamental policy and may be changed by the Board of Trustees (“Board”) of FIS Trust (the “Trust”) without shareholder approval upon 60 days’ written notice to shareholders.

The Adviser’s Christian values overlay intends to identify companies whose products, processes, and priorities align with Christian values and positively impact the world. The Adviser strives to construct and maintain a portfolio that avoids investments in companies that manufacture or distribute products or services or otherwise engage in activities that that the Adviser believes conflict or are inconsistent with Christian values, such as abortion, embryonic stem cell research/human cloning, human rights violations, pornography, alcohol, tobacco, and/or gambling.

The Fund may invest up to 10% of its assets in cash and cash equivalents, including money market funds and other short-term fixed income investments, in seeking to protect principal, or when, in the Adviser’s opinion, there are not sufficient investment opportunities.

The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

Vident Asset Management serves as the trading sub-adviser for the Fund and is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity.